2014 STOCK AWARDS PLAN	6 Months Ended
Jun. 30, 2021
Disclosure Of Stock Awards Plan [Abstract]
2014 STOCK AWARDS PLAN

NOTE 13 - 2014 STOCK AWARDS PLAN

In November 2014, the board of directors of the Company approved the adoptions of a Stock Awards Plan. A total of 7,000,000 shares was authorized to be issued under the plan. For incentive stock options, at the grant date the stock options exercise price is required to be at least 110% of the fair value of the Company’s common stock. The Plan permits the grants of common stock or options to purchase common stock. As plan administrator, the Board of Directors has sole discretion to set the price of the options. Further, the Board of Directors may amend or terminate the plan.

On March 14, 2018, the Company cancelled all 216,667 outstanding stock options under the 2014 Stock Awards Plan, with 100,000 of the stock options exchanged for two 10% Convertible Promissory Notes with a six month maturity, which were subsequently converted into common stock in September 2018. Consequently, there are 7,000,000 shares available for issuance at June 30, 2021 and December 31, 2020. There are no outstanding stock options at June 30, 2021 and December 31, 2020.